Commitments and Contingencies - Other Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid for operating lease liabilities	$ 4,313
Weighted-average discount rate	7.14%
Weighted-average remaining lease term (years)	7 years 7 months 24 days